UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Name of Fund: Western Asset Premier Bond Fund

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 – Report to Shareholders

Western Asset

Premier Bond Fund

Semi-Annual Report to Shareholders

June 30, 2004

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	143.9%

Corporate Bonds and Notes	91.4%

Advertising	0.2%
Vertis Inc.		10.875%	06/15/09	$250	$269

Aerospace/Defense	3.0%
Armor Holdings, Inc.		8.250%	08/15/13	220	235
Esterline Technologies Corporation		7.750%	06/15/13	250	257
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,163
Raytheon Company		6.750%	08/15/07	1,000	1,083	N
Raytheon Company		7.200%	08/15/27	1,000	1,088
Systems 2001 Asset Trust		6.664%	09/15/13	295	318	A
TD Funding Corp.		8.375%	07/15/11	200	203
The Boeing Company		6.125%	02/15/33	600	585

					4,932

Apparel	0.6%
Oxford Industries, Inc.		8.875%	06/01/11	500	527	A
Russell Corporation		9.250%	05/01/10	500	531

					1,058

Auto Parts and Equipment	0.7%
Keystone Automotive Operations Inc.		9.750%	11/01/13	380	407	A
TRW Automotive		11.000%	02/15/13	101	119
TRW Automotive		9.375%	02/15/13	285	321
Tenneco Automotive Inc.		10.250%	07/15/13	230	260

					1,107

Automotive	3.9%
Asbury Automotive Group Inc.		9.000%	06/15/12	405	413
DaimlerChrysler NA Holdings Corporation		7.300%	01/15/12	1,000	1,091
DaimlerChrysler NA Holdings Corporation		8.500%	01/18/31	1,000	1,149
Ford Motor Company		7.450%	07/16/31	2,700	2,574
General Motors Corporation		8.375%	07/15/33	1,175	1,244

					6,471

Banking and Finance	5.0%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,078
Boeing Capital Corporation		5.800%	01/15/13	400	412
Ford Motor Credit Company		6.875%	02/01/06	500	524
Ford Motor Credit Company		7.250%	10/25/11	1,700	1,775
Fuji JGB Inv LLC		9.870%	06/30/08	790	894	A,B

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Banking and Finance—Continued
General Motors Acceptance Corporation		6.125%	02/01/07	$500	$522
General Motors Acceptance Corporation		7.000%	02/01/12	1,500	1,542
Household Finance Corporation		4.750%	07/15/13	1,670	1,575

					8,322

Banks	1.0%
Bank One Corporation		5.250%	01/30/13	1,300	1,279
Washington Mutual Bank FA		5.500%	01/15/13	440	440

					1,719

Building Materials	0.8%
Associated Materials Inc.		11.250%	03/01/14	490	328	A,B
MMI Products, Inc.		11.250%	04/15/07	160	154
Nortek Holdings, Inc.		10.000%	05/15/11	370	296	A,B
Nortek Holdings, Inc.		9.875%	06/15/11	500	570

					1,348

Cable	2.4%
Charter Communication Holdings, Inc.		10.250%	09/15/10	432	436
Charter Communication Holdings, LLC		9.625%	11/15/09	440	356
Charter Communication Holdings, LLC		8.000%	04/30/12	370	358	A
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	540
Comcast Corporation		6.500%	01/15/15	400	415
Comcast Corporation		7.050%	03/15/33	1,000	1,036
CSC Holdings Inc.		6.750%	04/15/12	250	240	A
CSC Holdings Inc.		7.625%	07/15/18	253	236
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	350

					3,967

Chemicals	2.5%
Equistar Chemicals LP		10.125%	09/01/08	108	118
Equistar Chemicals LP		10.625%	05/01/11	174	193
FMC Corporation		10.250%	11/01/09	203	233
Huntsman International LLC		9.875%	03/01/09	80	87
Huntsman International LLC		10.125%	07/01/09	250	255
IMC Global Inc.		11.250%	06/01/11	142	164
Nalco Company		8.875%	11/15/13	160	168	A
The Dow Chemical Company		6.000%	10/01/12	2,500	2,583
Westlake Chemical Corporation		8.750%	07/15/11	298	323

					4,124

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Coal	0.3%
Alpha Natural Resources Corp.		10.000%	06/01/12	$320	$334	A
Peabody Energy Corporation		5.875%	04/15/16	130	118

					452

Computer Services and Systems	1.0%
Electronic Data Systems Corporation		7.125%	10/15/09	700	733
Electronic Data Systems Corporation		7.450%	10/15/29	500	491
International Business Machines Corporation		4.750%	11/29/12	240	235
Viasystems, Inc.		10.500%	01/15/11	260	273	A

					1,732

Consumer Cyclical	0.2%
Equinox Holdings Inc.		9.000%	12/15/09	250	249	A

Containers and Packaging	0.1%
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	220	238

Construction Machinery	0.2%
H&E Equipment Services LLC		11.125%	06/15/12	360	365

Diversified Financial Services	2.8%
CIT Group Inc.		7.750%	04/02/12	1,600	1,825
Citigroup Inc.		6.625%	06/15/32	1,000	1,036
General Electric Capital Corporation		4.250%	01/15/08	740	749
General Electric Capital Corporation		6.000%	06/15/12	700	739
General Electric Capital Corporation		5.450%	01/15/13	250	253

					4,602

Diversified Services	1.4%
Loews Corporation		3.125%	09/15/07	2,500	2,391	C

Drug & Grocery Store Chains	0.3%
Safeway Inc.		5.800%	08/15/12	500	504

Electric	7.9%
American Electric Power Company, Inc.		6.125%	05/15/06	750	787
Dominion Resources, Inc.		5.700%	09/17/12	770	783
Duke Energy Corporation		6.250%	01/15/12	250	260
Exelon Generation Company LLC		6.950%	06/15/11	2,000	2,190
FirstEnergy Corp.		5.500%	11/15/06	750	776
FirstEnergy Corp.		6.450%	11/15/11	610	632

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Electric—Continued
FirstEnergy Corp.		7.375%	11/15/31	$1,790	$1,866
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	254
Niagra Mohawk Power Corporation		7.750%	10/01/08	1,500	1,688
Oncor Electric Delivery Company		7.000%	09/01/22	250	268
Orion Power Holdings, Inc.		12.000%	05/01/10	500	610
Progress Energy, Inc.		7.100%	03/01/11	250	274
Progress Energy, Inc.		6.850%	04/15/12	750	811
The AES Corporation		9.500%	06/01/09	97	104
The AES Corporation		9.000%	05/15/15	500	535	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	1,250	1,216	A

					13,054

Energy	0.7%
Calpine Corporation		8.500%	02/15/11	422	275
Calpine Generation Co.		11.500%	04/01/11	380	334	A
Midwest Generation LLC		8.750%	05/01/34	255	258	A
Nevada Power Company		6.500%	04/15/12	290	276	A

					1,143

Entertainment	0.1%
Cinemark, Inc.		9.750%	03/15/14	330	215	A,B

Environmental Services	1.4%
Allied Waste North America Incorporated		7.375%	04/15/14	140	136	A
Waste Management, Inc.		7.375%	05/15/29	2,000	2,167
Waste Management, Inc.		7.750%	05/15/32	40	46

					2,349

Food, Beverage and Tobacco	3.3%
Altria Group, Inc.		7.000%	11/04/13	250	255
Altria Group, Inc.		7.750%	01/15/27	1,000	1,022	N
Kraft Foods Inc.		5.250%	10/01/13	400	390
Nabisco Incorporated		7.550%	06/15/15	1,500	1,723
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	05/15/06	2,000	2,080

					5,470

Funeral Services	0.1%
Alderwoods Group, Inc.		12.250%	01/02/09	120	132

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Gaming	1.7%
Ameristar Casinos, Inc.		10.750%	02/15/09	$500	$570
Herbst Gaming, Inc.		8.125%	06/01/12	180	183	A
Inn of The Mountain Gods		12.000%	11/15/10	400	444	A
Isle of Capri Casinos, Inc.		9.000%	03/15/12	250	269
MGM MIRAGE		8.500%	09/15/10	280	302
Pinnacle Entertainment, Inc.		9.250%	02/15/07	250	256
Premier Entertainment Biloxi LLC		10.750%	02/01/12	187	196	A
Station Casinos, Inc.		6.875%	03/01/16	120	116
Wynn Las Vegas, LLC		12.000%	11/01/10	335	401

					2,737

Gas and Pipeline Utilities	4.4%
Duke Energy Field Services Corporation LLC		7.875%	08/16/10	750	855
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,425
Kinder Morgan, Inc.		6.650%	03/01/05	1,000	1,028
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	550
Pacific Energy Partners LP/Pacific Energy Finance Corp.		7.125%	06/15/14	140	142	A
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	399
Texas Eastern Transmission		5.250%	07/15/07	750	774
The Williams Companies, Inc.		7.500%	01/15/31	902	816
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,200

					7,189

Healthcare	0.5%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	264
Tenet Healthcare Corporation		9.875%	07/01/14	503	512	A

					776

Home Building	0.6%
Atrium Companies, Inc.		10.500%	05/01/09	500	524
Schuler Homes, Inc.		9.375%	07/15/09	500	549

					1,073

Investment Banking/Brokerage	3.6%
Credit Suisse First Boston, USA		6.500%	01/15/12	1,125	1,209
J.P. Morgan Chase & Co.		6.625%	03/15/12	1,750	1,892
Morgan Stanley Dean Witter & Co.		6.600%	04/01/12	1,500	1,615
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,291

					6,007

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Machinery	1.0%
Case New Holland Incorporated		9.250%	08/01/11	$380	$399	A
Joy Global Inc.		8.750%	03/15/12	330	370
NMHG Holdings Co.		10.000%	05/15/09	295	324
Terex Corporation		10.375%	04/01/11	500	557

					1,650

Manufacturing (Diversified)	2.2%
American Achievement Corp.		8.250%	04/01/12	200	203	A
Ames True Temper Inc.		10.000%	07/15/12	370	371	A
Eastman Kodak Co.		7.250%	11/15/13	850	864
Interface, Inc.		10.375%	02/01/10	250	279
Jacuzzi Brands, Incorporated		9.625%	07/01/10	395	423
Koppers Inc.		9.875%	10/15/13	380	416
Leiner Health Products Inc.		11.000%	06/01/12	210	217	A
Norcraft Companies, L.P.		9.000%	11/01/11	320	338	A
Rayovac Corporation		8.500%	10/01/13	220	231
Samsonite Corporation		8.875%	06/01/11	210	217	A

					3,559

Materials and Basic Industry	0.1%
Hexcel Corporation		9.875%	10/01/08	169	185

Media	3.5%
AOL Time Warner Inc.		6.150%	05/01/07	250	265
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,513
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,256
Liberty Media Corporation		3.020%	09/17/06	200	204	H
Liberty Media Corporation		3.750%	02/15/30	1,860	1,216	C
News America Holdings Incorporated		6.625%	01/09/08	300	324
News America Holdings Incorporated		8.875%	04/26/23	400	500
Paxson Communications Corporation		10.750%	07/15/08	500	507

					5,785

Medical Care Facilities	2.0%
AmeriPath, Inc.		10.500%	04/01/13	250	253
Ardent Health Services		10.000%	08/15/13	280	300
Extendicare Health Services, Inc.		9.500%	07/01/10	500	555
Extendicare Health Services, Inc.		6.875%	05/01/14	260	244	A
HCA Inc.		5.750%	03/15/14	1,675	1,592
Vanguard Health Systems, Inc.		9.750%	08/01/11	250	271

					3,215

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Metals and Mining	0.5%
Alcoa Inc.		5.375%	01/15/13	$750	$757

Office Equipment	0.1%
Xerox Corporation		7.625%	06/15/13	130	133

Oil and Gas	7.8%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,726
Anadarko Finance Company		6.750%	05/01/11	750	825
Anadarko Finance Company		7.500%	05/01/31	1,000	1,139
ConocoPhillips		4.750%	10/15/12	1,000	977
Devon Energy Corporation		7.950%	04/15/32	1,000	1,155
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,177
El Paso CPG Co.		6.375%	02/01/09	333	291
El Paso CPG Co.		7.750%	06/15/10	1,496	1,350
El Paso Corporation		7.625%	07/15/11	500	446
Evergreen Resources, Inc.		5.875%	03/15/12	270	273	A
Ferrellgas Partners LP		8.750%	06/15/12	40	43
Ferrellgas Partners LP		6.750%	05/01/14	130	125	A
Hanover Compressor Company		8.625%	12/15/10	170	176
Occidental Petroleum Corporation		6.750%	01/15/12	500	551
Parker Drilling Company		10.125%	11/15/09	250	264
Plains Exploration & Production Company		7.125%	06/15/14	190	193	A
Suburban Propane Partners LP		6.875%	12/15/13	200	193
Valero Energy Corporation		7.500%	04/15/32	400	445
Vintage Petroleum, Inc.		7.875%	05/15/11	500	512

					12,861

Paper and Forest Products	3.1%
Georgia-Pacific Corp.		9.500%	12/01/11	240	282
Georgia-Pacific Corp.		9.375%	02/01/13	240	275
Georgia-Pacific Corp.		8.875%	05/15/31	262	280
MeadWestvaco Corporation		6.850%	04/01/12	500	536
Potlatch Corporation		10.000%	07/15/11	500	555
Weyerhaeuser Company		6.750%	03/15/12	1,900	2,058
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,087

					5,073

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Publishing	0.4%
Dex Media East LLC		9.875%	11/15/09	$250	$281
Dex Media East LLC		12.125%	11/15/12	187	218
PRIMEDIA Inc.		6.615%	05/15/10	150	152	A,H

					651

Rental Auto/Equipment	0.2%
NationsRent Inc.		9.500%	10/15/10	110	117	A
United Rentals North America Inc.		7.000%	02/15/14	159	142

					259

Retail	0.6%
Hollywood Entertainment Corporation		9.625%	03/15/11	375	431
JC Penney Company Inc.		7.125%	11/15/23	260	266
Stater Bros. Holdings Inc.		5.060%	06/15/10	170	173	A,H
Toys “R” Us, Inc.		7.875%	04/15/13	140	141

					1,011

Retail (Food Chains)	0.2%
Domino’s Inc.		8.250%	07/01/11	381	404

Special Purpose	1.3%
Air 2 U.S. Series A		8.027%	10/01/19	305	265	A
Huntsman Advanced Materials LLC		11.000%	07/15/10	90	101	A
Milacron Escrow Corp.		11.500%	05/15/11	290	289	A
River Rock Entertainment		9.750%	11/01/11	230	251	A
Sensus Metering Systems		8.625%	12/15/13	240	230	A
UGS Corp.		10.000%	06/01/12	240	256	A
UCAR Finance Inc.		10.250%	02/15/12	500	556
WII Components, Inc.		10.000%	02/15/12	250	245	A

					2,193

Storage Facilities	0.2%
Mobile Mini, Inc.		9.500%	07/01/13	319	349

Telecommunications	7.6%
Alamosa Delaware Inc.		11.000%	07/31/10	319	348
AT&T Corp.		8.050%	11/15/11	2,000	2,053
BellSouth Corporation		6.000%	10/15/11	1,000	1,051
Cincinnati Bell Inc.		7.250%	07/15/13	129	121
Cincinnati Bell Inc.		8.375%	01/15/14	150	134
Citizens Communications Company		8.500%	05/15/06	250	266

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
EchoStar DBS Corporation		10.375%	10/01/07	$210	$224
EchoStar DBS Corporation		9.125%	01/15/09	110	121
GTE Hawaiian Telephone Company, Incorporated		7.000%	02/01/06	80	82
GTE Hawaiian Telephone Company, Incorporated		7.375%	09/01/06	60	61
Insight Midwest LP/Insight Capital Inc.		10.500%	11/01/10	470	512	A
PanAmSat Corporation		8.500%	02/01/12	131	149
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	785
Qwest Communications International Inc.		7.250%	02/15/11	500	466	A
Qwest Corporation		9.125%	03/15/12	490	529	A
Qwest Services Corp.		13.500%	12/15/10	650	756	A
SBC Communications Inc.		6.250%	03/15/11	1,000	1,064	N
Sprint Capital Corporation		6.000%	01/15/07	1,500	1,571
Sprint Capital Corporation		8.375%	03/15/12	1,450	1,667
TCI Communications, Inc.		9.650%	03/31/27	500	588

					12,548

Telecommunications (Cellular/Wireless)	2.3%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	548
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	578
Centennial Communications Corporation		8.125%	02/01/14	390	362	A
Cingular Wireless LLC		6.500%	12/15/11	250	267
Motorola, Inc.		7.625%	11/15/10	400	450
Nextel Communications, Inc.		5.250%	01/15/10	290	282	C
Nextel Communications, Inc.		7.375%	08/01/15	260	263
Rural Cellular Corporation		8.250%	03/15/12	200	204	A
SBA Communications Corp.		9.750%	12/15/11	420	311	B
US Unwired Inc.		10.000%	06/15/12	210	212	A
Verizon Wireless Capital LLC		5.375%	12/15/06	250	261

					3,738

Transportation	7.6%
Continental Airlines, Inc.		7.373%	12/15/15	111	89
Continental Airlines, Inc.		8.048%	11/01/20	810	792
Delta Airlines, Inc.		6.718%	01/02/23	3,328	3,428
Horizon Lines, LLC		9.000%	11/01/12	190	190	A
Kansas City Southern Railway		9.500%	10/01/08	275	299
Union Pacific Corporation		6.125%	01/15/12	2,000	2,106	N
United Air Lines, Inc.		7.783%	01/01/14	643	530
US Airways, Inc. Escrow		0.000%	01/01/07	1,900	0	D
US Airways, Inc. Series 89A2		9.820%	01/01/13	470	138	K

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Transportation—Continued
US Airways, Inc. Series 93A3		10.375%	03/01/13	$236	$69	K
US Airways, Inc. Series 98-1		6.850%	01/30/18	656	594
US Airways, Inc. Series 99-1		8.360%	01/20/19	4,583	4,339

					12,574

Total Corporate Bonds and Notes (Identified Cost—$145,093)					150,940
Asset-Backed Securities	9.3%

Fixed Rate Securities	9.2%
ACE 2002-M Trust		0.000%	10/13/17	312	6	D
Banagricola DPR Funding		2.289%	03/15/10	2,397	2,391	A,H
Captiva CBO 1997-1 Ltd.		6.860%	11/30/09	583	583	A
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/32	1,855	1,901
Conseco Recreational Enthusiast Consumer Trust 2000-A		8.480%	11/15/20	1,500	1,537
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	797	438
Contimortgage Home Equity Loan Trust 1998-3		8.250%	10/15/29	2,000	1,240
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	1,140	1,023
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	1,250	1,199
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	1,176	1,217
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	820	A
Saxson Asset Securities Trust 2000-2		8.370%	07/25/30	2,000	2,056
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	759

					15,170

Floating Rate Securities	N.M.
Korea Asset Funding Ltd. 2000-1A		3.200%	02/10/09	52	52	A,G,H

Stripped Securities	0.1%
Bayview Financial Acquisition Trust 2002-FA		5.500%	06/25/05	6,000	210	A,E

Total Asset-Backed Securities (Identified Cost—$15,769)					15,432
Mortgage-Backed Securities	4.6%

Fixed Rate Securities	3.8%
Asset Securization Corporation 1996-D2		6.920%	02/14/29	545	567
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,339
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,690	1,808

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Enterprise Mortgage Acceptance Company 1998-1		6.110%	01/15/25	$184	$182	A
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	449	193	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	631	684
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,052
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	550

					6,375

Floating Rate Securities	0.7%
Blackrock Capital Finance LP 1997-R2		5.875%	12/25/35	1,587	1,091	A

Stripped Securities	0.1%
LB-UBS Commercial Mortgage Trust 2001-C3		1.214%	06/15/36	3,213	167	A,E

Total Mortgage-Backed Securities (Identified Cost—$7,659)					7,633
U.S. Government Securities	6.5%

Indexed Securities	6.1%
United States Treasury Inflation-Protected Security		1.875%	07/15/13	10,000	10,111	F,I,O

Fixed Rate Securities	0.4%
United States Treasury Notes		4.250%	08/15/13	550	537

Total U.S. Government Securities (Identified Cost—$10,571)					10,648
Yankee BondsG	32.0%

Cable	0.1%
Kabel Deutschland GmbH		10.625%	07/01/14	220	226A

Chemicals	0.3%
Rhodia SA		10.250%	06/01/10	150	151	A
Rhodia SA		8.875%	06/01/11	494	417	A

					568

Electric	1.1%
Hydro-Quebec		6.300%	05/11/11	1,700	1,851	N

Energy	1.3%
Calpine Canada Power Ltd.		8.500%	05/01/08	500	330
North America Energy Partners		8.750%	12/01/11	240	238	A
Petroliam Nasional Berhad		7.750%	08/15/15	1,410	1,600	A

					2,168

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG—Continued

Environmental Services	0.2%
Capital Environmental Resource, Inc.		9.500%	04/15/14	$270	$277	A

Food, Beverage and Tobacco	1.0%
Bavaria S.A.		8.875%	11/01/10	1,550	1,596	A

Foreign Governments	18.1%
Dominican Republic		9.500%	09/27/06	370	259	A
Federative Republic of Brazil		14.500%	10/15/09	2,120	2,470
Federative Republic of Brazil		12.000%	04/15/10	800	852
Federative Republic of Brazil		2.125%	04/15/12	565	472	H
Federative Republic of Brazil		8.000%	04/15/14	1,794	1,637
Federative Republic of Brazil		12.750%	01/15/20	280	298
Federative Republic of Brazil		11.000%	08/17/40	750	707
Morocco A Loan Participation Note		2.031%	01/01/09	286	280	H
Republic of Bulgaria		8.250%	01/15/15	2,823	3,282	A
Republic of Colombia		11.750%	02/25/20	2,090	2,283
Republic of Ecuador		12.000%	11/15/12	265	235	A
Republic of Ecuador		7.000%	08/15/30	360	247	A,B
Republic of Honduras		1.124%	10/01/11	250	243	H
Republic of Panama		9.625%	02/08/11	1,420	1,573
Republic of Panama		10.750%	05/15/20	1,020	1,142
Republic of Panama		9.375%	01/16/23	340	347
Republic of Peru		9.125%	02/21/12	200	205
Republic of Peru		5.000%	03/07/17	3,003	2,598	B
Republic of Peru		8.750%	11/21/33	520	457
Republic of Philippines		9.875%	01/15/19	560	557
Russian Federation		8.250%	03/31/10	330	358
Russian Federation		5.000%	03/31/30	6,170	5,638	B
Russian Ministry of Finance		3.000%	05/14/06	10	10
United Mexican States		11.500%	05/15/26	2,700	3,785

					29,935

Insurance	0.8%
Residential Reinsurance LTD		6.210%	06/01/05	300	303	A,H
XL Capital Finance (Europe) plc		6.500%	01/15/12	1,000	1,070

					1,373

Manufacturing (Diversified)	2.3%
Tyco International Group SA		6.375%	10/15/11	1,000	1,064
Tyco International Group SA		6.875%	01/15/29	2,615	2,738

					3,802

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Oil and Gas	0.3%
Gaz Capital SA		8.625%	04/28/34	$290	$281	A
Western Oil Sands Inc.		8.375%	05/01/12	130	141

					422

Paper and Forest Products	0.1%
Abitibi-Consolidated Inc.		8.550%	08/01/10	130	137
Abitibi-Consolidated Inc.		5.020%	06/15/11	90	90	A,H

					227

Services	0.3%
Compagnie Generale de Geophysique SA		10.625%	11/15/07	500	532

Special Purpose	4.0%
Arcel Finance Limited		5.984%	02/01/09	1,121	1,162	A
Burlington Resources Finance		7.400%	12/01/31	450	512
Deutsche Telekom International Finance		5.250%	07/22/13	600	584
Eircom Funding		8.250%	08/15/13	80	83
Inmarsat Finance PLC		7.625%	06/30/12	250	242	A
MDP Acquisitions PLC		9.625%	10/01/12	220	241
Petrozuata Finance, Inc.		8.220%	04/01/17	3,380	3,177	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	517

					6,518

Telecommunications	0.9%
Axtel SA		11.000%	12/15/13	340	322	A
France Telecom SA		9.500%	03/01/31	600	753
Innova S. de R.L.		9.375%	09/19/13	320	335
Nortel Networks LTD		6.125%	02/15/06	120	121

					1,531

Telecommunications (Cellular/Wireless)	0.2%
Vodaphone Group PLC		7.750%	02/15/10	250	287

Transportation	1.0%
Canadian Pacific Railway		6.250%	10/15/11	1,000	1,074
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V		11.750%	06/15/09	350	341	B
OMI Corporation		7.625%	12/01/13	190	186

					1,601

Total Yankee Bonds (Identified Cost—$50,283)					52,914

Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	PAR	VALUE
Preferred Stocks	0.1%
Rural Cellular Corporation		0.111 shs	$94	L

Total Preferred Stocks (Identified Cost—$104)			94
Common Stocks	N.M.
US Airways, Inc.		1 shs	2M

Total Common Stocks (Identified Cost—$2)			2
Warrants	N.M.
American Tower		0.251 wts	47

Total Warrants (Identified Cost—$16)			47
Total Investments (Identified Cost—$229,497)	143.9%		237,710
Other Assets Less Liabilities	(0.3%)		(554)
Liquidation Value of Preferred Shares	(43.6%)		(72,000)

Net Assets Applicable to Common Shareholders	100.0%		$165,156

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION
Futures Contracts PurchasedJ
U.S. Treasury Bond Futures	Sept 2004	50	$99
U.S. Treasury Bond Futures	Sept 2004	25	51

			$150

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 22.1% of net assets applicable to common shareholders.
B	Stepped-coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
C	Convertible Bond – Bond may be converted into the issuer’s common stock.
D	Zero-coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
E	Stripped Security – Security with interest-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
F	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.
G	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
H	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of June 30, 2004.
I	Securities, or portions thereof, held as collateral for reverse repurchase agreements.
J	Futures are described in more detail in the Notes to Financial Statements.
K	Bond in default as of June 30, 2004.
L	Pay-in-kind Security – Dividend income is paid with additional shares instead of receiving cash.
M	Non-income producing security.
N	Collateral to cover futures.
O	Securities, or portion thereof, held as collateral for reverse repurchase agreements.

N.M.—Not meaningful

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investments, at value (cost—$229,497)	$237,710
Cash	718
Interest and dividends receivable	4,328
Receivable for securities sold	364
Variation margin receivable for futures contracts	54

Total assets	243,174

Liabilities:
Reverse repurchase agreements and interest payable	5,044
Payable for securities purchased	476
Dividends to shareholders	219
Investment management and administrative fees payable	106
Accrued expenses and other liabilities	173

Total liabilities	6,018

Preferred shares:
$25 liquidation value per share applicable to 3 shares authorized and outstanding, including dividends payable (Note 5)	72,000

Net Assets Applicable to Common Shareholders	$165,156

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,386 shares issued and outstanding (Note 4)	161,349
Under/(over) distributed net investment income	448
Accumulated net realized gain/(loss) on investments, options and futures	(5,004)
Net unrealized appreciation/(depreciation) on investments, options and futures	8,363

Net Assets Applicable to Common Shareholders	$165,156

Net asset value per common share:
($165,156 ÷ 11,386 common shares issued and outstanding)	$14.51

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Investment Income:
Interest	$8,219
Dividends	13

Total investment income	8,232

Expenses:
Advisory and administration fees	655
Preferred shares auction agent fees	95
Audit and legal fees	63
Custodian fees	42
Reports to shareholders	35
Registration fees	20
Transfer agent and shareholder servicing fee	13
Preferred shares rating agency fees	10
Trustees’ fees	10
Other expenses	17

Total expenses	960

Net Investment Income	7,272

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	1,912
Futures	570

2,482

Change in unrealized gain/(loss) on investments, options and futures	(8,882)

Net realized and unrealized gain/(loss) on investments, options and futures	(6,400)

Change in net assets resulting from operations	872

Dividends to Preferred Shareholders from Net Investment Income	(442)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$430

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(UNAUDITED)
Change in Net Assets Applicable to Common Shareholders:
Net investment income	$7,272	$14,794
Net realized gain/(loss) on investments, options and futures	2,482	(3,109)
Change in unrealized gain/(loss) on investments, options and futures	(8,882)	20,102

Change in net assets resulting from operations	872	31,787

Dividends to Preferred Shareholders from net investment income	(442)	(906)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	430	30,881

Distributions to Common Shareholders:
From net investment income	(6,036)	(14,716)

Capital Transactions:
Offering costs from preferred shares issuance	—	(166)
Reinvestment of dividends resulting in the issuance of common shares	990	3,159

	990	2,993

Net change in net assets applicable to common shareholders	(4,616)	19,158

Net Assets:
Beginning of period	169,772	150,614

End of period	$165,156	$169,772

Under/(over) distributed net investment income	$448	$(346)

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a common share outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE PERIOD ENDED DECEMBER 31, 2002*
	(UNAUDITED)
Investment Operations:
Net asset value per common share, beginning of period	$15.00		$13.57	$14.32	(1)

Net investment income(2)	0.64		1.32	1.02
Net realized and unrealized gain/(loss) on investments, options and futures	(0.56)		1.51	(0.63)
Dividends to Preferred Shareholders	(0.04)		(0.08)	(0.03)

Total from investment operations applicable to Common Shareholders	0.04		2.75	0.36

Dividends to Common Shareholders:
From net investment income	(0.53)		(1.31)	(0.97)

Offering costs charged to paid in capital	0.00		(0.01)	(0.14)

Net asset value per common share, end of period(3)	$14.51		$15.00	$13.57

Market value, end of period(3)	$13.86		$15.85	$14.45

Total Investment Return Based on:(4)
Market Value	(9.36	)%(7)	21.56%	1.98	%(7)
Net Asset Value	0.26	%(7)	20.81%	1.87	%(7)

Ratio to Average Net Assets Applicable to Common Shareholders /Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)	$165,156		$169,772	$150,614
Expenses	1.15	%(6)	1.24%	1.55	%(6)
Expenses, excluding interest expense	1.15	%(6)	1.24%	1.07	%(6)
Net investment income(5)	8.17	%(6)	8.55%	9.37	%(6)
Portfolio turnover rate	18	%(7)	38%	111%
Asset Coverage on preferred shares per $1,000, end of period	$3,377		$3,384	$3,141

(1)	Net sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)	Net asset value and market value are published in The Wall Street Journal each Monday.
(4)	Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders is 8.70%, 9.11% and 9.66%, respectively.
(6)	Annualized.
(7)	Not annualized.
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $58,598 and $40,921, respectively for the six months ended June 30, 2004. There were purchases of $586 and sales of $587 of U.S. government and government agency obligations for the six months ended June 30, 2004.

Foreign Currency Transactions

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined at the close of the London Exchange, generally 11:00 AM EST. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times equal to at least the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash collateral retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations. For the six months ended June 30, 2004, the average amount of the reverse repurchase agreements outstanding was $5,044 and the daily weighted interest was 1.25%.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders

Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at June 30, 2004.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2004, the Fund had a net capital loss carryforward of $7,204, of which $5,139 expires in the year 2010 and $2,065 expires in the year 2011.

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign exchange contracts as of June 30, 2004.

Options and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser.	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the schedule of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund enters into futures contracts in connection with its interest rate management strategy, or for other purposes. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates (if applicable). In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open long futures positions and related appreciation or depreciation at June 30, 2004, are listed at the end of the Fund’s schedule of investments.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Fund will not enter into any swap agreements unless the adviser believes that the other party to the transaction is creditworthy, the Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the agreement counterparty. The Fund may invest in different types of swap agreements. The Fund had no open swap agreements at June 30, 2004.

4. Common Shares:

Of the shares of common stock outstanding at June 30, 2004, Western Asset Management Co. owned 8,489 shares (share amounts are not in thousands).

5. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 1.05% to 1.40% from December 31, 2003 to June 30, 2004. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Loaned:

The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2004, there were no securities on loan.

7. Transactions with Affiliates and Certain Other Parties:

The Fund has an Investment Management Agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. Pursuant to a portfolio management agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the “Administrator”), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500 (not in thousands).

8. Trustee Compensation (dollar amounts are not in thousands):

Each Independent Trustee receives an aggregate fee of $40,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. (the “Combined Board”). Each Trustee also receives a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $10,000 per year for serving in such capacities. Audit Committee members receive a fee of $5,000. Other committee members receive $2,500. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Pacific American Income Shares, Inc. according to each such investment company’s average net assets.

9. Shareholder Meeting Results:

The Fund’s annual meeting of shareholders was held on May 4, 2004. Of the 11,355 common shares outstanding, the following shares were voted in the meeting:

	For	Against	Withheld
Election of Class I Trustee: Anita L. DeFrantz	10,545	—	4

Of the 3 preferred shares outstanding, the following shares were voted in the meeting:

	For	Against
Election of Class I Trustee: Anita L. DeFrantz	2	—
William G. McGogh	2	—

Of both the common and preferred shares outstanding, the following shares were voted in the meeting:

	For	Against	Withheld
Amendment to the Fund’s Amended and Restated Agreement And Declaration of Trust in order to Declassify the Board of Trustees	10,544	3	5

	For	Against	Withheld
Amendment to the Fund’s Amended and Restated Agreement and Declaration of Trust Relating to a Trustee’s standard of care and right to indemnification in connection with his or her service to the Fund	10,544	3	5

Semi-Annual Report to Shareholders

Dividend Reinvestment Plan

Western Asset Premier Bond Fund (“WEA” or “Fund”) and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WEA, offer a convenient way to add shares of WEA to your account. WEA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WEA unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WEA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WEA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent.

Additional Information Regarding the Plan

WEA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, Rhode Island 02940-3011—Investor Relations telephone number (866) 290-4386.

Proxy Voting Policies and Procedures

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-626-844-9528 or by writing to the Fund, or obtain a copy of these policies and procedures (and other information relating to the Fund) from the Securities and Exchange Commission’s web site (http://www.sec.gov).

Western Asset Premier Bond Fund

Board of Trustees

William C. McGagh, * Chairman

Ronald J. Arnault †

John E. Bryson *

Anita L. DeFrantz †

William E. B. Siart *†

Louis A. Simpson †

* Member of Executive Committee

† Member of Audit Committee

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Officers

James W. Hirschmann III

President

Ilene S. Harker

Vice President

S. Kenneth Leech

Vice President

Marie K. Karpinski

Treasurer and Principal Financial and Accounting Officer

Erin K. Morris

Assistant Treasurer

Lisa G. Mrozek

Secretary

Transfer and Shareholder Servicing Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Accountants

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

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Item 5 – Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable for semi-annual reports.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Governance and Nominating Committee will accept recommendations for nominees to the Registrant’s Board of Directors from shareholders. Shareholders may forward recommendations the Registrant’s Secretary at 385 East Colorado Boulevard, Pasadena, California 91101, Attn: Secretary. The Governance and Nominating Committee has approved the following procedures for shareholders to submit nominees to the Registrant,s Board of Directors:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 10, 2004)

A Fund shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) calendar days nor more than one hundred and thirty-five (135) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director/trustee nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by

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the Securities and Exchange Commission or any successor agency applicable to the Fund); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a director/trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the class or series and number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Item 10 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 – Exhibits

(a) File the exhibits listed below as part of this Form.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund
By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Premier Bond Fund

Date: 8/24/04

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: 8/24/04

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